Weighted Average Number of Equity Shares Used in Computing Earnings Per Equity Share (Detail) - shares	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Schedule of Weighted Average Number of Diluted Shares Outstanding [Line Items]
Weighted average number of equity shares used in computing basic earnings per equity share	2,580,538,505	2,544,333,609	2,517,429,120
Effect of potential equity shares for stock options outstanding	33,400,121	31,017,917	27,938,561
Weighted average number of equity shares used in computing diluted earnings per equity share	2,613,938,626	2,575,351,526	2,545,367,681